Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Series A Convertible Preferred Shares	Series B Convertible Preferred Shares	Series C Convertible Preferred Shares
Beginning balance at Dec. 31, 2020	$ 189,372	$ 6		$ 234,922	$ 12,322	$ (58,012)
Beginning balance, shares at Dec. 31, 2020							28,250,000	52,192,070	24,412,603
Beginning balance at Dec. 31, 2020							$ 36	$ 66	$ 32
Beginning balance, shares at Dec. 31, 2020		4,389,920	30,521
Conversion of ordinary shares into deferred shares, share		(18,262)	78,537
Effect of corporate reorganization including conversion of preferred share to ordinary share		$ 34	$ 128	(28)
Effect of Corporate Reorganization including Conversion of Preferred Share to Ordinary Share, shares							(28,250,000)	(52,192,070)	(24,412,603)
Effect of corporate reorganization including conversion of preferred share to ordinary share							$ (36)	$ (66)	$ (32)
Effect of Corporate Reorganization including Conversion of Preferred Share to Ordinary Share, shares		26,481,831	(109,057)
Issuance of ordinary shares (Note 7)	160,624	$ 14		160,610
Issuance of ordinary shares (Note 7), shares		9,750,000
Share-based compensation expense	6,317			6,317
Unrealized loss (gain) on foreign currency translation	(5,686)				(5,686)
Net loss	(61,099)					(61,099)
Ending balance at Dec. 31, 2021	289,528	$ 54	$ 128	401,821	6,636	(119,111)
Ending balance, shares at Dec. 31, 2021		40,603,489	1
Conversion of ordinary shares into deferred shares, share		334,781
Share-based compensation expense	7,022			7,022
Unrealized loss (gain) on foreign currency translation	(28,331)				(28,331)
Issuance of ordinary shares under employee share purchase plan	1			1
Issuance of ordinary shares under employee share purchase plan, shares		493
Forfeiture of ordinary shares, shares		(6,036)
Net loss	(71,176)					(71,176)
Ending balance at Dec. 31, 2022	197,044	$ 54	$ 128	408,844	(21,695)	(190,287)
Ending balance, shares at Dec. 31, 2022		40,932,727	1
Issuance of ordinary shares (Note 7), shares		312,606
Share-based compensation expense	6,357			6,357
Unrealized loss (gain) on foreign currency translation	8,624				8,624
Issuance of ordinary shares under employee share purchase plan	9			9
Issuance of ordinary shares under employee share purchase plan, shares		12,210
Forfeiture of ordinary shares, shares		(174,595)
Net loss	(69,665)					(69,665)
Ending balance at Dec. 31, 2023	$ 142,369	$ 54	$ 128	$ 415,210	$ (13,071)	$ (259,952)
Ending balance, shares at Dec. 31, 2023	0
Ending balance, shares at Dec. 31, 2023		41,082,948	1